Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of Inventories

	December 31,
	2020	2019
	U.S. Dollars (in thousands)
Components	19,630	13,822
Work in process	10,123	6,019
Finished products *	14,399	6,753

	44,152	26,594

*	includes systems at customer locations not yet sold, as of December 31, 2020 and 2019, in the amount of $10,613 and $3,498 respectively.

Balance Sheet Presentation of Inventories	Inventories are presented in:
	December 31,
	2020	2019
	U.S. Dollars (in thousands)
Current assets	39,736	23,803
Long-term assets (A)	4,416	2,791

	44,152	26,594